Schedule of Investments (unaudited)	iShares® Short Treasury Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations
U.S. Government Obligations — 98.8%
U.S. Cash Management Bill
0.00%, 12/15/21(a)	$405,083	$405,069,924
0.00%, 12/31/21(a)	546,496	546,442,329
U.S. Treasury Bill
0.00%, 12/07/21(a)	321,505	321,504,061
0.00%, 12/09/21(a)	46,367	46,366,691
0.00%, 12/14/21(a)	207,794	207,789,404
0.00%, 12/16/21(a)	1,318,713	1,318,672,476
0.00%, 12/21/21(a)	426,960	426,943,336
0.00%, 12/23/21(a)	835,393	835,318,207
0.00%, 12/28/21(a)	189,760	189,745,235
0.00%, 12/30/21(a)	824	823,939
0.00%, 01/18/22(a)	147,764	147,756,612
0.00%, 05/19/22(a)	713,620	713,324,076
U.S. Treasury Note/Bond
0.13%, 08/31/22	126,902	126,847,471
0.13%, 09/30/22	183,300	183,185,437
0.13%, 10/31/22	740	739,219
1.38%, 10/15/22	305,779	308,836,790
1.50%, 08/15/22	27,228	27,485,390
1.63%, 08/31/22	225,860	228,312,700
1.75%, 02/28/22	115,613	116,092,076
1.75%, 05/15/22	4,711	4,745,596
1.75%, 05/31/22	575,273	579,857,207
1.75%, 06/30/22	3,766	3,801,453
1.75%, 07/15/22	862,018	870,537,160
1.75%, 09/30/22	118,639	120,159,062
1.88%, 01/31/22	74,106	74,329,627
1.88%, 03/31/22	108,840	109,485,981
1.88%, 04/30/22	793,827	799,695,803
1.88%, 05/31/22	2,108	2,126,280
1.88%, 07/31/22	460,376	465,681,115

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
1.88%, 08/31/22	$314,716	$318,686,832
1.88%, 09/30/22	437,520	443,621,352
1.88%, 10/31/22	125,120	126,996,800
2.00%, 12/31/21	779	780,187
2.00%, 07/31/22	2,300	2,328,391
2.00%, 10/31/22	39,031	39,654,581
2.13%, 05/15/22	1,119,817	1,130,168,308
2.13%, 06/30/22	486,808	492,436,717
2.25%, 04/15/22	453,418	457,048,885
2.50%, 01/15/22	470,666	472,079,801
2.50%, 02/15/22	226,790	227,935,321
		12,893,411,832
Total U.S. Government Obligations — 98.8%
(Cost: $12,895,986,978)		12,893,411,832

Short-Term Investments
Money Market Funds — 4.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	602,010	602,010,000

Total Short-Term Investments — 4.6%
(Cost: $602,010,000)		602,010,000

Total Investments in Securities — 103.4%
(Cost: $13,497,996,978)		13,495,421,832

Other Assets, Less Liabilities — (3.4)%		(447,657,099)

Net Assets — 100.0%		$13,047,764,733

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$25,760,000	$576,250,000	(a)	$—	$—	$—	$602,010,000	602,010	$136,387	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® Short Treasury Bond ETF
November 30, 2021

Fair Value Measurements (continued)

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$12,893,411,832	$—	$12,893,411,832
Money Market Funds	602,010,000	—	—	602,010,000
	$602,010,000	$12,893,411,832	$—	$13,495,421,832

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